RESTRUCTURING AND IMPAIRMENTS	6 Months Ended
Jun. 30, 2014
Restructuring And Impairment [Abstract]
Restructuring And Impairment
NOTE 10 – Impairments, restructuring and others:

Impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013

	U.S. $ in millions

Restructuring	$78	$23	$136	$64
Impairments of long-lived assets	56	49	57	64
Other expense	9	32	7	34

Total	$143	$104	$200	$162